Statement of Cash Flows - Summary of The Reconciliation of Liabilities To The Cash Flows From Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 7,956	€ 6,762
Changes arising from cash flows	(1,056)	4,325
Additions	9,451	9,447
Disposals	(7,500)	(2,500)
Unpaid interest	0	500
FX	176	(78)
Reclassifications	0	(5,500)
Ending balance	9,027	7,956	€ 6,762
Convertible bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0
Changes arising from cash flows		5,000
Additions		5,000
Disposals		0
Unpaid interest		500
FX		0
Reclassifications		(5,500)
Ending balance		0	0
Short-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0
Changes arising from cash flows	0	0
Additions	7,500	2,500
Disposals	(7,500)	(2,500)
Unpaid interest	0	0
FX	0	0
Reclassifications	0	0
Ending balance	0	0	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	7,956	6,762	11
Changes arising from cash flows	(1,056)	(675)	(439)
Additions	1,951	1,947	7,190
Disposals	0	0	0
Unpaid interest	0	0	0
FX	176	(78)	0
Reclassifications	0	0	0
Ending balance	€ 9,027	€ 7,956	€ 6,762